Profit-Sharing Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
PROFIT-SHARING PLAN

NOTE 14: PROFIT-SHARING PLAN

We have a defined contribution 401(k) retirement plans for eligible associates. Associates may contribute up to 15% of their pretax compensation to the plan subject to IRS limitations. There are currently plans to implement an employer contribution match of 50% of employee wages up to 6%, for an effective match of 3% on April 1, 2018.